Financing Expenses (Income) (Tables)	12 Months Ended
Dec. 31, 2017
Financing Expenses (Income) [Abstract]
Schedule of financing expenses (income)
	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS

Income on bank deposits, investments and others	(14)	(13)	(2)
Change in fair value of financial assets measured at fair value through profit or loss	(27)	(29)	(7)
Income in respect of credit in sales, net of discount	(52)	(42)	(35)
Linkage and exchange rate differences, net	-	(16)	-
Interest and linkage differences from
loans to an associate	(21)	-	-
Other finance income	(40)	(23)	(25)

Total financing income	(154)	(123)	(69)

Interest expenses on financial liabilities	634	871	445
Linkage and exchange rate differences, net	61	38	48
Change in contingent consideration in a business combination	-	55	(14)
Change in fair value of financial assets measured at fair value through profit or loss	4	23	39
Financing expenses for employee benefits, net	16	15	35
Reduction of the provision for assessor interest expenses	(76)	-	-
Other financing expenses	50	52	33

Total financing expenses	689	1,054	586

Financing expense, net	535	931	517